ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 100.4%
	U.S. TREASURY BILL — 100.4%
374,000	United States Treasury Bill	3.16	12/29/22	$ 371,111
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $371,024)
Shares
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
9,926	Fidelity Treasury Portfolio, Class I, 2.82% (Cost $9,926)(a)			9,926

	TOTAL INVESTMENTS - 103.1% (Cost $380,950)			$ 381,037
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%			(11,321)
	NET ASSETS - 100.0%			$ 369,716

(a)	Rate disclosed is the seven day effective yield as of September 30, 2022.